Other Expenses	12 Months Ended
Dec. 31, 2024
Other Expenses [Abstract]
Other expenses
21.	Other expenses

	December 31, 2024	December 31, 2023	December 31, 2022
	USD	USD	USD
Bad debt allowance*	566,202	(246,619)	463,463
Professional fees	918,016	121,773	193,838
Distribution expenses	99,515	102,971	142,513
Office expenses	185,258	221,371	154,802
Rental expenses	1,542	31,342	29,865
Others	49,370	83,801	5,154
	1,819,903	314,639	989,635

*	Included in the bad debt allowance being an amount owing by iMatrix Global Pte Ltd and Concorde Global I Pte Ltd written off in year ended December 31, 2024.